Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Central Index Key	dei_EntityCentralIndexKey	0000810573
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2011
Prospectus Date	rr_ProspectusDate	Sep. 22, 2011